Other Assets (Parenthetical) (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Other Assets Disclosure [Line Items]
Other assets	[1]	₨ 114,420.9	₨ 89,850.5	$ 1,508.0
Unrealized gain/(loss) recognized in non-interest revenue–other, net			7,618.1
Unrealized gain/(loss) recognized in non-interest revenue–other, net		(7,633.5)
Equity securities
Other Assets Disclosure [Line Items]
Other assets		14,736.7	20,600.1
Equity securities | Non Marketable Equity Securities [Member]
Other Assets Disclosure [Line Items]
Other assets		₨ 2,665.9	₨ 999.2

[1]	Others include equity securities with carrying value amounting to Rs. 20,600.1 million and Rs. 14,736.7 million as at March 31, 2021 and March 31, 2022, respectively. Equity securities include non-marketable equity securities carried at cost of Rs. 999.2 million and Rs. 2,665.9 million as at March 31, 2021 and March 31, 2022, respectively. Unrealized gain/(loss) recognized in non-interest revenue–other, net amount to Rs. 7,618.1 million and Rs. (7,633.5) million for the years ended March 31, 2021 and March 31, 2022, respectively.